ACCOUNTS RECEIVABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable were as follows at March 31, 2025 and December 31, 2024:

	March 31, 2025	December 31, 2024
Accounts receivable	$215,060	$185,044
Accounts receivable - related party	1,760,625	294,434
Allowance for credit losses	—	(76,037)
Accounts receivable, net	$1,975,685	$403,441

The Company recorded bad debt expense (recovery) of $(76,307) and zero for the three months ended March 31, 2025 and 2024, respectively.

A summary of the activity related to our allowance for credit losses at March 31, 2025 and December 31, 2024 is summarized below.

	March 31, 2025	December 31, 2024
Allowance for credit losses, beginning balance	$(76,037)	$—
Allowance for credit losses provision	—	(76,037)
Less recoveries	76,037	—
Allowance for credit losses, ending balance	$—	$(76,037)

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable were as follows at December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Accounts receivable	$479,478	$1,462,463
Allowance for credit losses	(76,037)	—
Accounts Receivable, net	$403,441	$1,462,463

The Company recorded bad debt expense in the amount of $76,037 and zero for the years ended December 31, 2024 and December 31, 2023, respectively.

A summary of the activity related to our allowance for credit losses during the year ended December 31, 2024 is summarized below.

Amounts
Allowance for doubtful accounts, beginning balance	$—
Allowance for doubtful accounts provision	(76,037)
Less recoveries	—
Allowance for doubtful accounts, ending balance	$(76,037)